Income Taxes (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate	21.00%
Net operating losses carry forward	$ 1,096	$ 644
Valuation allowance for deferred tax assets	$ 321	$ 164
Preferred Income [Member]
Effective income tax rate	7.50%
Israel Tax Authority [Member]
Effective income tax rate	23.00%	23.00%